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April 2, 2004

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Northern Institutional Funds (the "Trust")
          (File Nos. 2-80543 and 811-3605)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, transmitted herewith, please accept this letter as certfication that the following: (i) Northern Institutional Equity Portfolios Prospectus; (ii) Northern Institutional Fixed Income Portfolios Prospectus;
(iii) Northern Institutional Money Market Portfolios - Shares Prospectus; (iv) Northern Institutional Money Market Portfolios - Service & Premier Shares Prospectus; and (v) Northern Institutional Prime Obligations Portfolio Prospectus for the Trust, each dated April 1, 2004, do not differ from such Prospectuses contained in Post-Effective Amendement No. 53 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on March 29, 2004 (Accession #0001193125-04-052241).

     Please do not hesitate to contact the undersigned at (617) 338-4434 if you have any questions.

                                                       Very truly yours,

                                                       /s/ Suzanne Vecchi
                                                       ------------------
                                                       Suzanne Vecchi

cc:  James Grassi, Esq.
     Jeffrey A. Dalke, Esq.
     Jonathan Kopcsik, Esq.
     Linda J. Hoard, Esq.
     Lori V. Russell, Esq.